Related Party Transactions	12 Months Ended
Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Entity Information [Line Items]
Related Party Transactions

Service Company
The Service Company allocates the costs for services provided based on cost drivers designed to result in fair and equitable allocations. This includes ensuring that the regulated utilities served, including DP&L, are not subsidizing costs incurred for the benefit of other businesses.

Benefit Plans
DPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments.

Long-term Compensation Plan
During 2018, 2017 and 2016, many of DP&L’s non-union employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units. Restricted stock units vest ratably over a three-year period. The performance units payable in cash vest at the end of the three-year performance period and are subject to certain AES performance criteria. Total deferred compensation expense recorded during 2018, 2017 and 2016 was $0.3 million, $0.4 million and $0.5 million, respectively, and was included in “Other Operating Expenses” on DP&L’s Statements of Operations. The value of these benefits is being recognized over the 36-month vesting period and a portion is recorded as miscellaneous deferred credits with the remainder recorded as “Paid in capital” on DP&L’s Balance Sheets in accordance with FASC 718 “Compensation - Stock Compensation.”

The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2018	2017	2016
DP&L Cost of revenues:
Fuel and power purchased from AES Ohio Generation	$—	$5.4	$8.7
DP&L Operation & Maintenance Expenses:
Premiums charged for insurance services provided by MVIC (a)	$2.7	$3.1	$3.4
Transactions with the Service Company:
Charges for services provided	$25.7	$39.0	$38.7
Charges to the Service Company	$4.9	$4.2	$4.5
Transactions with other AES affiliates:
Charges for health, welfare and benefit plans	$8.7	$14.3	$9.4
Charges to affiliates for non-power goods or services (b)	$7.1	$3.7	$5.7
Consulting services	$2.0	$—	$—

Balances with related parties:	At December 31, 2018	At December 31, 2017
Net payable to the Service Company	$(4.8)	$(3.9)
Net receivable from / (payable) to other AES affiliates	$(0.5)	$4.8

(a)
MVIC, a wholly-owned captive insurance subsidiary of DPL, provides insurance coverage to DP&L and other DPL subsidiaries for workers’ compensation, general liability, property damages and directors’ and officers’ liability. These amounts represent insurance premiums charged by MVIC to DP&L.

(b)
In the normal course of business DP&L incurred and recorded expenses on behalf of DPL affiliates. Such expenses included but were not limited to employee-related expenses, accounting, information technology, payroll, legal and other administration expenses. DP&L subsequently charged these expenses to the affiliates at DP&L’s cost and credited the expense in which they were initially recorded.

Income Taxes
AES files federal and state income tax returns which consolidate DPL and its subsidiaries, including DP&L. Under a tax sharing agreement with DPL, DP&L is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. Under this agreement, DP&L had a net receivable balance of $19.6 million and $6.5 million at December 31, 2018 and 2017, respectively, which is recorded in Taxes receivable on the accompanying Balance Sheets. During 2018, 2017 and 2016, DP&L made net payments of $14.6 million, $28.1 million and $0.0 million respectively, to DPL for its share of income taxes.